Fair Value of Derivatives and Financial Instruments (Other Comprehensive Income) (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 1,144	$ (1,589)	$ (412)
Other comprehensive income before reclassifications	319	(1,500)	(8,306)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	730	4,364	7,064
Net current-period other comprehensive income attributable to noncontrolling interest	(36)	(131)	65
Net current-period other comprehensive income attributable to MAA	1,013	2,733	(1,177)
Ending balance	$ 2,157	$ 1,144	$ (1,589)